August 19, 2016

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Touchstone Strategic Trust (the “Trust”)
File Nos: 002-80859 and 811-03651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information, each dated August 15, 2016, do not differ from those contained in Post-Effective Amendment Nos. 138 and 139 (the “Amendments”) to the Trust’s Registration Statement on Form N-1A. The Amendments were both filed electronically on August 15, 2016 (SEC Accession Nos. 0000711080-16-000126 and 0000711080-16-000121), and became effective immediately upon filing.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/Meredyth A. Whitford
Meredyth A. Whitford
Counsel